Income Tax	12 Months Ended
Dec. 31, 2024
Income Tax [Abstract]
INCOME TAX
16	INCOME TAX

	2022	2023	2024	2024
	RM	RM	RM	Convenience Translation USD
Tax payable
As of January 1	100,279	553,111	1,632,210	365,115
Tax expenses	452,832	1,108,790	2,289,416	512,128
Tax payment	—	(29,843)	(2,700)	(604)
Deconsolidation of Sagfood (Malaysia) Sdn Bhd*	—	152	—	—
As of December 31	553,111	1,632,210	3,918,926	876,639

Deferred tax liabilities
Accelerated tax depreciation
As of January 1	374,846	767,259	823,938	184,310
Tax expenses	392,413	257,999	83,467	18,671
Deconsolidation of Sagfood (Malaysia) Sdn Bhd*	—	(201,320)	—	—
As of December 31	767,259	823,938	907,405	202,981

Income tax expenses
– Current year	452,832	1,108,790	2,289,416	512,128
– Origination of temporary differences	392,413	257,999	83,467	18,671
Total income tax expenses	845,245	1,366,789	2,372,883	530,799
*	Deconsolidation of Sagfood (Malaysia) Sdn Bhd, as a result of disposal of entire equity interest on June 30, 2023.

A reconciliation between tax expense and the product of accounting profit multiplied by applicable corporate tax rate for the financial years ended December 31, 2022, 2023 and 2024 were as follows:

	2022	2023	2024	2024
	RM	RM	RM	Convenience Translation USD
Tax reconciliation
Profit before tax	3,208,829	6,023,090	9,538,393	2,133,678
Tax calculated at tax rate of 24% (2022 and 2023 : 24%)	770,119	1,445,542	2,289,214	512,083
Effects of:
– Lower domestic tax rate applicable to respective profits**	(38,842)	(45,000)	(38,371)	(8,583)
– Different tax rates in jurisdiction*	—	2,618	204,530	45,752
– Non-allowable expenditure	348,343	112,446	58,838	13,161
– Income not subject to tax	—	(13,877)	(61,405)	(13,736)
– Utilization of previously unrecognized capital allowance	(234,375)	(134,940)	(79,923)	(17,878)
Tax expenses	845,245	1,366,789	2,372,883	530,799
*	The Company’s is formed in British Virgin Islands and is not subject to tax on its income or capital gains. In addition, upon payments of dividends by the Company to its shareholders, no British Virgin Islands withholding tax is imposed.

**	The Company’s subsidiaries formed in Malaysia and is subject to the corporate tax on taxable income derived from its activities conducted in Malaysia. Malaysia companies with a paid-up capital of not more than RM 2.5 million and a gross business income of not more than RM 50 million are taxed at different rates based on their taxable profit. The first RM 150,000 is taxed at 15%, the next RM 450,000 (up to RM 600,000) at 17%, and any amount exceeding RM 600,000 is taxed at 24%. Companies that do not fall into this category are taxed at a standard rate of 24%.